Significant Accounting Policies	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Luxeyard, Inc. and its wholly-owned subsidiaries, LY Retail Texas and LY Retail. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of March 31, 2012 and December 31, 2011, and expenses for the three months ended March 31, 2012. Actual results could differ from those estimates made by management.

Inventories

Inventories, consisting of products available for sale, are primarily accounted for using the first-in first-out (“FIFO”) method, and are valued at the lower of cost or market value. This valuation requires us to make judgements, based on currently-available information about likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued and if the additional common shares were dilutive. Basic and diluted earnings per share for the three months ended March 31, 2012 are the same as any incremental common stock equivalent would be anti-dilutive.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value in accordance with the standard for “Fair Value Measurements codified within ASC 820.” Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The following table presents the derivative financial instruments, the Company’s only financial liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of March 31, 2012 and December 31, 2011:

	March 31, 2012	Level 1	Level 2	Level 3
Warrants	$3,659,458	$-	$-	$3,659,458
Embedded conversion options	4,276,875	-	-	4,276,875
Total	$7,936,333	$-	$-	$7,936,333

	December 31, 2011	Level 1	Level 2	Level 3
Warrants	$158,758	$-	$-	$158,758
Embedded conversion options	-	-	-	-
Total	$158,758	$-	$-	$158,758

The following table provides a summary of the changes in fair value, including net transfers in an/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

Balance at December 31, 2011	$158,758
Fair value of embedded conversion derivative liability at issuance charged to debt discount	1,482,881
Unrealized derivative losses included in other expense	6,294,694
Balance at March 31, 2012	$7,936,333

The fair value of the derivative liabilities are calculated at the time of issuance and the Company records a derivative liability for the calculated value. Changes in the fair value of the derivative liabilities are recorded in other expense in the consolidated statement of operations. The derivatives related to the embedded conversion options (see Note 5) were valued using the Black-Scholes pricing model on the issuance date with the following assumptions:

Risk-free interest rate - 0.22% to 0.41%

Stock Price - $0.12 to $0.80

Dividend yield - 0%

Volatility factor - 274% to 420%

Expected life (years) – 1.86 to 2 years

At March 31, 2012, the derivatives related to the warrants and the embedded converstion options were valued using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate - 0.33%

Stock Price - $0.68

Dividend yield - 0%

Volatility factor - 272% to 389%

Expected life (years) – 1.84 to 4.71 years

Share-Based Payments

The Company accounts for share-based awards to employees in accordance with FASB ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period). The Company estimates the fair value of share-based payments using the Black-Scholes option-pricing model.

Share-based awards to non-employees are accounted for in accordance with ASC 505-50, wherein such awards are expensed over the period in which the related services are rendered at their fair value.

Reclassifications

Certain accounts in the prior year have been reclassified to conform to the current year financial statement presentation.

Recent Accounting Pronouncements

We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

2.  Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Luxeyard, Inc. and its wholly-owned subsidiaries, LY Retail Texas and LY Retail. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 2011, and expenses for the period ended December 31, 2011, and cumulative from inception. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Restricted Cash

Restricted cash represents proceeds from the sale of the Company’s common stock which is held in escrow as of December 31, 2011. These were released to the Company on February 10, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable are derived from amounts due from the credit card company that processes the credit card transactions from customers. Since accounts are settled daily, the balance represents one day’s sales. The Company records an allowance for uncollectible accounts which reduces the stated value of receivables on the balance sheet. This allowance is calculated based on a historical estimate. The allowance for uncollectible accounts at December 31, 2011 was $0.

Property and Equipment

Property and equipment are recorded at cost. Depreciation and amortization are provided using the straight-line method over their estimated useful lives, generally three to seven years. Leasehold improvements are amortized over their estimated useful economic lives or the term of the lease, whichever is shorter. Management periodically evaluates economic lives in order to determine recoverability in light of current technological conditions and expected cash flows. Maintenance and repairs are charged to operating expenses as incurred.

Revenue Recognition

We recognize revenue from product sales when the following four criteria are met: pervasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, and collectability is reasonably assured.

Product sales represent revenue from the sale of products and related shipping fees where we are the seller of record. Product sales and shipping revenues, net of promotional discounts, rebates, and return allowances, are recorded when the products are shipped and title passes to customers. Retail sales to customers are made pursuant to a sales contract that provides for transfer of both title and risk of loss upon our delivery to the carrier.

We record and report revenue on the gross amount billed to customers when the following indicators are met:

•	we are the primary obligor in the transaction
•	we are subject to inventory risk and credit risk for amount billed to the customer
•	we have latitude in establishing prices and selecting suppliers

Deferred Revenue

Deferred revenue represents all payments received from customers in excess of revenue earned based on money received for products that have not shipped.

Cost of Sales

Cost of sales consists primarily of direct costs associated with the goods and services the Company provides. Shipping and handling costs billed to customers are included in revenues. Shipping and handling costs are reported as a component of cost of sales.

Sales and Marketing

Sales and marketing costs consist primarily of payroll and related expenses for personnel engaged in marketing, customer service and sales functions, advertising and promotional expenditures and payments made to agencies for emails and other marketing activities and advertising expense.

Advertising and other promotional costs, are expensed as incurred,

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued and if the additional common shares were dilutive. Basic and diluted earnings per share for the period ended December 31, 2011 are the same as any incremental common stock equivalent would be anti-dilutive.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740. Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

The Company also accounts for uncertain tax positions in accordance with ASC 740 which addresses how we should recognize, measure and present in our financial statements uncertain tax positions that have been taken or are expected to be taken in a tax return. Pursuant to this guidance, the Company can recognize a tax benefit only if it is “more likely than not” that a particular tax position will be sustained upon examination or audit. To the extent the “more likely than not” standard has been satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. No liability for unrecognized tax benefits was recorded as of December 31, 2011.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value in accordance with the standard for “Fair Value Measurements codified within ASC 820.” Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment. Our derivative liabilities are classified as level 3.

	Level 1	Level 2	Level 3
Derivative liability - warrants	$-	$-	$158,758
Total	$-	$-	$158,758

The fair value of the warrant liabilities at inception and at December 31, 2011 was approximately $158,000, accordingly, we did not recognize any derivative gain or loss when the instruments were marked to market at year-end.

Share-Based Payments

The Company accounts for share-based awards to employees in accordance with FASB ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period). The Company estimates the fair value of share-based payments using the Black-Scholes option-pricing model.

Share-based awards to non-employees are accounted for in accordance with ASC 505-50, wherein such awards are expensed over the period in which the related services are rendered at their fair value.

Recent Accounting Pronouncements

We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.